Interest Expense - Summary of Interest Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest costs [abstract]
Interest on Bank loans	¥ 4,160	¥ 2,540	¥ 1,677
Other loans	7,583	8,092	14,342
Lease liabilities	5,447	5,419	6,297
Accretion expense (Note 34)	5,681	4,696	5,107
Interest Expense Before Capitalized	22,871	20,747	27,423
Less: Amounts capitalized	(1,317)	(1,008)	(895)
Interest expense	¥ 21,554	¥ 19,739	¥ 26,528